Intangible Assets - Summary of Amortisation Profile of Intangible Assets (Detail) £ in Millions	Dec. 31, 2025 GBP (£)
Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 160
Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	20
Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	1
Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	82
One to five years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	72
One to five years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	16
One to five years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	1
One to five years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	69
Six to ten years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	50
Six to ten years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	4
Six to ten years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Six to ten years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	9
Eleven to fifteen years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	34
Eleven to fifteen years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Eleven to fifteen years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Eleven to fifteen years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	4
Sixteen to twenty years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	4
Sixteen to twenty years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Sixteen to twenty years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Sixteen to twenty years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 0